Inventories (Schedule Of Inventories Stated At The Lower Of Cost Or Market Value) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 312.1	$ 319.1	$ 332.0
Work in process	198.5	190.1	211.8
Finished goods	817.7	730.4	729.8
Total	$ 1,328.3	$ 1,239.6	$ 1,273.6